UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 29, 2020 (Unaudited)

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Infinity Q Diversified Alpha Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.infinityqfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge.  Contact your financial intermediary to make this election, or direct investors can call 1-844-473-8631.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 29, 2020 (Unaudited)

TABLE OF CONTENTS	Page

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Expense Example
For the Period Ended February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, dividend expense, and interest expense; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2019 to February 29, 2020 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the Period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD(1)
Infinity Q Diversified Alpha Fund – Investor Class
Actual Fund Return	$1,000.00	$1,002.60	2.39%	$11.90
Hypothetical 5% Return	$1,000.00	$1,012.98	2.39%	$11.96

Infinity Q Diversified Alpha Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,004.20	2.13%	$10.61
Hypothetical 5% Return	$1,000.00	$1,014.27	2.13%	$10.67

(1)
Expenses are equal to each class’s annualized expense ratio of 2.39% for Investor Class and 2.13% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Period).

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
February 29, 2020 (Unaudited)

COMMON STOCKS (4.5%)	Shares		Value

Energy (0.9%)
Cameco Corp.	500,000		$4,340,000
YPF Sociedad Anonima Class D - ADR	367,287		2,934,623
Total Energy			7,274,623

Financials (0.3%)
Grupo Financiero Galicia S.A. - ADR	216,511		2,736,699

Health Care (3.3%)
GW Pharmaceuticals plc - ADR (a)	7,000		716,170
NantHealth, Inc. (a)	81,870		185,845
NuCana plc - ADR (a)	527,487		2,167,972
Optinose, Inc. (a)	391,607		2,369,222
UroGen Pharma Ltd. (a)	702,723		19,156,229
Urovant Sciences Ltd. (a)	219,975		2,751,887
Total Health Care			27,347,325

TOTAL COMMON STOCKS (Cost $45,712,925)			$37,358,647

EXCHANGE TRADED FUNDS (4.7%)
iShares 20+ Year Treasury Bond ETF	22,877		3,553,027
iShares iBoxx High Yield Corporate Bond ETF	46,690		4,017,208
iShares iBoxx Investment Grade Corporate Bond ETF	100,325		13,260,958
iShares J.P. Morgan USD Emerging Markets Bond ETF	86,592		9,881,879
iShares National Muni Bond ETF	44,000		5,135,240
United States Natural Gas Fund LP	2,500		32,750
Vanguard High Yield Dividend Yield Fund ETF	41,776		3,446,520
TOTAL EXCHANGE TRADED FUNDS (Cost $38,935,390)			$39,327,582

OPTIONS PURCHASED (19.9%) (a)
	Contracts	Notional
Call Options Purchased (2.6%)
iPath B S&P 500 VIX Short-Term Futures ETN, Expires March 6, 2020 at $31.00	10,000	22,810,000 USD	250,000
iShares MSCI Brazil Capped ETF, Expires March 20, 2020 at $47.00	500	1,918,000 USD	2,000
iShares MSCI Turkey ETF, Expires May 15, 2020 at $28.00	5,000	11,825,000 USD	112,500
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $3,400.00	150	22,132,500 USD	5,063
S&P 500 Index, Expires March 2, 2020 at $2,800.00	400	118,168,800 USD	5,188,400
S&P 500 Index, Expires March 2, 2020 at $3,030.00	1,100	324,964,200 USD	2,472,800
S&P 500 Index, Expires March 2, 2020 at $3,090.00	1,100	324,964,200 USD	415,800
S&P 500 Index, Expires March 2, 2020 at $3,270.00	2,500	738,555,000 USD	75,000
S&P 500 Index, Expires June 19, 2020 at $3,350.00	250	73,855,500 USD	302,500
SPX Volatility Index, Expires March 18, 2020 at $19.00	14,000	56,154,000 USD	11,060,000
SPX Volatility Index, Expires March 18, 2020 at $40.00	20,000	80,220,000 USD	2,000,000
SX5E Index, Expires May 15, 2020 at 4,000 EUR	10,000	332,949,000 EUR	38,638
Total Call Options Purchased (Premiums paid $14,393,254)			21,922,701

Put Options Purchased (15.5%)
Invesco QQQ Trust, Expires March 20, 2020 at $221.00	125	2,572,500 USD	196,500
Invesco QQQ Trust, Expires March 20, 2020 at $228.00	125	2,572,500 USD	266,812
iPath B S&P 500 VIX Short-Term Futures ETN, Expires March 6, 2020 at $23.00	2,500	5,702,500 USD	615,000
iShares MSCI Turkey ETF, Expires May 15, 2020 at $24.00	10,000	23,650,000 USD	1,925,000
NKY Index, Expires March 13, 2020 at 20,000 JPY	950	168,807,039 EUR	7,376,460
NKY Index, Expires March 13, 2020 at 21,000 JPY	950	168,807,039 EUR	9,336,177
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $2,880.00	2,000	295,100,000 USD	8,370,000
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $3,020.00	2,000	295,100,000 USD	13,385,000
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $3,270.00	333	49,134,150 USD	5,053,275
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $3,275.00	1,167	172,190,850 USD	17,998,057
S&P 500 Index, Expires March 2, 2020 at $2,640.00	1,500	443,133,000 USD	225,000
S&P 500 Index, Expires March 2, 2020 at $2,760.00	2,000	590,844,000 USD	1,412,000
S&P 500 Index, Expires March 2, 2020 at $2,800.00	1,500	443,133,000 USD	1,497,000
S&P 500 Index, Expires March 2, 2020 at $2,840.00	2,000	590,844,000 USD	2,786,000
S&P 500 Index, Expires March 2, 2020 at $3,020.00	750	2221,566,500 USD	5,591,250
S&P 500 Index, Expires March 2, 2020 at $3,100.00	750	2221,566,500 USD	10,162,500
S&P 500 Index, Expires March 4, 2020 at $2,740.00	2,500	738,555,000 USD	10,137,500
S&P 500 Index, Expires March 4, 2020 at $2,820.00	2,500	738,555,000 USD	14,917,500
S&P 500 Index, Expires March 6, 2020 at $2,740.00	2,000	590,844,000 USD	5,330,000
S&P 500 Index, Expires March 6, 2020 at $2,840.00	2,000	590,844,000 USD	9,390,000
S&P 500 Index, Expires March 20, 2020 at $2,900.00	300	88,626,600 USD	2,697,000
SPX Volatility Index, Expires March 18, 2020 at $18.00	12,000	48,132,000 USD	480,000
SPX Volatility Index, Expires March 18, 2020 at $19.00	5,000	20,055,000 USD	312,500
SPX Volatility Index, Expires March 18, 2020 at $20.00	6,000	24,066,000 USD	570,000
SPX Volatility Index, Expires April 15, 2020 at $16.00	500	2,005,500 USD	22,500
Total Put Options Purchased (Premiums paid $92,865,393)			130,053,031

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)
			Notional /
	Contracts	Counterparty	Vega Notional	Value
Over the Counter Options Purchased (1.4%)
Dispersion Basket, 22% Volatility Strike, Expires December 18, 2020 (b) ^	-	BNPP	25,000,000 USD	$676,300
EUR / USD & USD / COP & USD / BRL Worst of Put, Expires April 20, 2020 (c)	-	CITI	100,000,000 USD	42,500
EUR / USD & USD / JPY Worst of Put, Expires March 13, 2020 (d)	-	UBS	100,000,000 USD	634,000
EUR / USD & USD / JPY Worst of Put, Expires July 6, 2020 (e)	-	UBS	125,000,000 USD	421,250
EUR / USD & USD / TRY & USD / RUB Worst of Put, Expires July 10, 2020 (f)	-	DB	100,000,000 USD	72,900
GBP / USD & EUR / USD Dual Digital, Expires March 6, 2020 (g)	-	MS	4,000,000 USD	279,908
GBP / USD Volatility Swap Put, 1.27% Strike, Expires March 9, 2020	-	CITI	100,000,000 USD	283,900
GBP Call / USD Put Binary, Expires March 13, 2020 at 1.435 USD	-	MS	2,000,000 GBP	-
HSCEI & USD / KRW Dual Digital, Expires April 28, 2020 (h)	-	CITI	4,000,000 USD	440,932
INR Call / EUR Put Binary, Expires January 7, 2022 at 78.00 INR	-	MS	5,000,000 EUR	648,658
NKY & USD / JPY Dual Digital, Expires April 10, 2020 (i)	-	UBS	5,000,000 USD	427,530
SPX & US10Y Dual Digital, Expires December 18, 2020 (j)	-	CITI	5,500,000 USD	450,725
SX5E Digital Call, Expires December 17, 2021 at 4,000 EUR	-	CITI	3,000,000 EUR	421,167
SX5E Digital Call, Expires December 17, 2021 at 4,000 EUR	-	UBS	5,000,000 EUR	701,945
SX5E Dividend Points Index Call, Expires December 16, 2022 at 105.00 pts	100,000	SG	10,830,000 EUR	1,106,156
SX5E Dividend Points Index Put, Expires December 18, 2020 at 115.00 pts	400,000	SG	43,320,000 EUR	216,374
SX5E Dividend Points Index Put, Expires December 18, 2020 at 115.00 pts	300,000	CS	32,490,000 EUR	162,280
USD / CHF Double No-Touch with Volatility Knock In, Expires January 15, 2021 (k)	-	UBS	1,500,000 USD	615,399
USD / JPY Double No-Touch with Volatility Knock In, Expires January 15, 2021 (l)	-	UBS	4,000,000 USD	1,073,396
USD / JPY & XAU / USD Worst of Call, Expires May 20, 2020 (m)	-	CITI	75,000,000 USD	21,975
USD / MXN & USD / INR & AUD / USD Worst of Put, Expires August 4, 2020 (n)	-	DB	100,000,000 USD	70,800
USD Call / EUR Put Binary, Expires May 26, 2021 at 1.05 EUR	-	CS	3,000,000 EUR	491,979
USD Call / RUB Put, Expires July 22, 2020 at 60.00 RUB (o)	-	CITI	75,000,000 USD	47,400
USD / RUB & USD / ZAR Worst of, Expires April 30, 2020 (p)	-	UBS	100,000,000 USD	77,400
USD / TRY Volatility Swap Call, 19.00% Strike, Expires August 11, 2020	-	DB	250,000 USD	2,397,581
XAG / USD Call, Expires August 6, 2020 at $19.00 (q)	-	CITI	1,000,000 ounces	301,286
XAU / USD & USD / TWD Worst of Call, Expires May 26, 2020 (r)	-	CITI	125,000,000 USD	363,125
Total Over the Counter Options Purchased (Premiums paid $10,792,882)				12,446,866

Currency Options Purchased (0.4%)
JPY Call / USD Put, Expires March 4, 2020 at 109.00 JPY	-	MS	200,000,000 USD	2,693,400
USD Call / HKD Put, Expires July 13, 2020 at 7.78 HKD	-	MS	50,000,000 USD	338,500
USD Call / HKD Put, Expires August 28, 2020 at 7.80 HKD	-	UBS	100,000,000 USD	260,400
Total Currency Options Purchased (Premiums paid $876,900)				3,292,300

TOTAL OPTIONS PURCHASED (Premiums paid $118,928,429)				$167,714,898
	Shares
SHORT-TERM INVESTMENTS (42.5%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 1.46% (s)	335,891,876			335,891,876
STIT Invesco Government & Agency Portfolio - Institutional Class, 1.49% (q) (s)	20,608,995			20,608,995
TOTAL SHORT-TERM INVESTMENTS (Cost $356,500,871)				$356,500,871

TOTAL INVESTMENTS (71.6%) (Cost $560,077,615)				$600,901,998

OTHER ASSETS IN EXCESS OF LIABILITIES (28.4%)				237,787,058
TOTAL NET ASSETS (100.0%)				$838,689,056

Counterparty abbreviations: BNPP - BNP Paribas, CS - Credit Suisse, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: HSCEI - Hang Seng China Enterprise Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, US10Y - U.S. 10 Year Treasury, XAG - Silver, XAU - Gold Spot Rate

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Terms and underlying basket components are listed on the following page.

(c)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.14 strike.
       2. USD / COP 3450 strike.
       3. USD / BRL 4.10 strike.

(d)  The final payout will equal the minimum value of one of the following two components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.1132 strike.
       2. USD / JPY 109.65 strike.

(e)  The final payout will equal the minimum value of one of the following two components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.12 strike.
       2. USD / JPY 107.00 strike.

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

(f)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.14 strike.
       2. USD / TRY 6.0360 strike.
       3. USD / RUB 63.0012 strike.

(g) Payment from counterparty is received if both the GBP / USD exchange rate is at or above 1.345 and the EUR/ USD exchange rate is at or above 1.115 at expiration.

(h) Payment from counterparty is received if both the HSCEI Index is at or above 11,500.00 and the USD/ KRW exchange rate is at or above 1,180.00 at expiration.

(i) Payment from counterparty is received if both the NKY Index is at or below 21,500.00 and the USD/ JPY exchange rate is at or above 111.00 at expiration.

(j) Payment from counterparty is received if the SPX Index is below 3,517.64 and the U.S. 10 Year Treasury is less than at-the-money-forward at 1.6717% at expiration.

(k)  Option includes Double-no touch option. Option pays notional amount if USD/CHF exchange rate remains between 0.92 and 1.03 through maturity. If the exchange rate touches either barrier at any time, the option will expire worthless. Option includes a volatility knock-in barrier at 4.25%, requiring volatility of exchange rate during term to exceed barrier to activate payout.

(l)  Option includes Double-no touch option. Option pays notional amount if USD/JPY exchange rate remains between 104.00 and 116.00 through maturity. If the exchange rate touches either barrier at any time, the option will expire worthless. Option also includes a volatility knock-in barrier at 4.25%, requiring volatility of exchange rate during term to exceed barrier to activate payment.

(m)  The final payout will equal the minimum value of one of the following two components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. USD / JPY 112.00 strike.
       2. XAU / USD 1,620.00 strike.

(n)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. USD / MXN 19.0753 strike.
       2. USD / INR 72.63 strike.
       3. AUD / USD 0.6864 strike.

(o) Option includes knockout barrier at the USD/RUB exchange rate of 57.00. If exchange rate decreases below the barrier, the option becomes worthless.

(p)  The final payout will equal the minimum value of one of the following two components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. USD / RUB Put 62.75 strike.
       2. USD / ZAR Call 15.00 strike.

(q) Position held in the Subsidiary. See Notes.

(r)  The final payout will equal the minimum value of one of the following two components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. XAU / USD 1,650.00 strike.
       2. USD / TWD 30.50 strike.

(s) Rate quoted is seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

BNPP Dispersion Basket, 22% Volatility Strike, Expires December 18, 2020
Effective December 20, 2019 Notional: $25,000,000
Initial Price Level ($)
Security	at December 20, 2019

Alphabet, Inc.	1,351.22
Amazon.com, Inc.	1,786.50
Apple, Inc.	279.44
AT&T, Inc.	39.15
Charter Communications, Inc.	476.22
Comcast Corp.	44.09
DISH Network Corp.	36.06
Netflix, Inc.	336.90
The Walt Disney Company	146.88
ViacomCBS, Inc.	42.39

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

SECURITIES SOLD SHORT (-0.6%)		Shares		Value

EXCHANGE TRADED FUNDS (-0.6%)
Invesco DB US Dollar Bullish Fund ETF		(16,200)		$(429,786)
VelocityShares Daily 2x VIX Short-Term ETN		(27,500)		(2,873,750)
VanEck Vectors J.P. Morgan Emerging Market Local Currency Bond ETF		(65,520)		(2,123,503)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,705,479)				$(5,427,039)

WRITTEN OPTIONS (-21.1%)
		Contracts	Notional
Call Options Written (-2.9%)
iPath B S&P 500 VIX Short-Term Futures ETN, Expires January 15, 2021 at $25.00		(1,500)	(3,421,500) USD	(862,500)
iPath B S&P 500 VIX Short-Term Futures ETN, Expires March 6, 2020 at $38.00		(10,000)	(22,810,000) USD	(70,000)
iShares iBoxx High Yield Corporate Bond ETF, Expires May 15, 2020 at $87.00		(3,350)	(28,823,400) USD	(244,550)
iShares MSCI Turkey ETF, Expires May 15, 2020 at $27.00		(5,000)	(11,825,000) USD	(212,500)
S&P 500 Index, Expires March 2, 2020 at $2,680.00		(400)	(118,168,800) USD	(9,268,400)
S&P 500 Index, Expires March 2, 2020 at $3,060.00		(2,200)	(649,928,400) USD	(3,319,800)
S&P 500 Index, Expires March 2, 2020 at $3,250.00		(1,000)	(295,422,000) USD	(45,000)
S&P 500 Index, Expires June 19, 2020 at $3,250.00		(250)	(73,855,500) USD	(793,750)
SPX Volatility Index, Expires March 18, 2020 at $20.00		(1,000)	(4,011,000) USD	(715,000)
SPX Volatility Index, Expires March 18, 2020 at $24.00		(14,000)	(56,154,000) USD	(6,580,000)
SPX Volatility Index, Expires April 15, 2020 at $24.00		(7,000)	(28,077,000) USD	(2,030,000)
SPX Volatility Index, Expires April 15, 2020 at $28.00		(694)	(2,783,634) USD	(124,920)
SPX Volatility Index, Expires May 20, 2020 at $29.00		(694)	(2,783,634) USD	(79,810)
SPX Volatility Index, Expires June 17, 2020 at $27.00		(600)	(2,406,600) USD	(79,500)
SPX Volatility Index, Expires July 22, 2020 at $26.00		(1,350)	(5,414,850) USD	(192,375)
Total Call Options Written (Premiums received $18,307,022)				(24,618,105)

Put Options Written (-17.5%)
Invesco QQQ Trust, Expires May 15, 2020 at $216.00		(500)	(10,290,000) USD	(790,500)
iPath B S&P 500 VIX Short-Term Futures ETN, Expires March 6, 2020 at $25.00		(2,500)	(5,702,500) USD	(1,012,500)
iShares iBoxx High Yield Corporate Bond ETF, Expires May 15, 2020 at $83.00		(1,111)	(9,559,044) USD	(166,095)
iShares iBoxx High Yield Corporate Bond ETF, Expires June 19, 2020 at $84.00		(14)	(120,456) USD	(2,891)
iShares iBoxx High Yield Corporate Bond ETF, Expires July 17, 2020 at $83.00		(630)	(5,420,520) USD	(127,575)
iShares iBoxx High Yield Corporate Bond ETF, Expires August 21, 2020 at $84.00		(1,000)	(8,604,000) USD	(269,500)
iShares iBoxx High Yield Corporate Bond ETF, Expires September 18, 2020 at $82.00		(1,000)	(8,604,000) USD	(227,000)
iShares J.P. Morgan USD Emerging Markets Bond, Expires March 20, 2020 at $110.00		(1,111)	(12,678,732) USD	(47,218)
iShares J.P. Morgan USD Emerging Markets Bond, Expires April 17, 2020 at $112.00		(1,023)	(11,674,476) USD	(115,087)
iShares MSCI Turkey ETF, Expires May 15, 2020 at $21.00		(10,000)	(23,650,000) USD	(850,000)
NKY Index, Expires May 13, 2020 at 20,500 JPY		(1,900)	(337,614,078) EUR	(13,872,149)
Russell 2000 Index, Expires September 18, 2020 at $1,650.00		(375)	(55,366,125) USD	(7,357,500)
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $2,950.00		(4,000)	(590,200,000) USD	(21,240,000)
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $3,190.00		(1,000)	(147,550,000) USD	(11,755,000)
S&P 500 E-mini Option Futures, Expires March 20, 2020 at $3,210.00		(500)	(73,775,000) USD	(6,248,750)
S&P 500 Index, Expires March 2, 2020 at $2,720.00		(3,000)	(886,266,000) USD	(1,011,000)
S&P 500 Index, Expires March 2, 2020 at $2,800.00		(4,000)	(1,181,688,000) USD	(3,992,000)
S&P 500 Index, Expires March 2, 2020 at $3,060.00		(1,500)	(443,133,000) USD	(15,345,000)
S&P 500 Index, Expires March 4, 2020 at $2,780.00		(5,000)	(1,477,110,000) USD	(25,450,000)
S&P 500 Index, Expires March 6, 2020 at $2,790.00		(4,000)	(1,181,688,000) USD	(26,628,000)
S&P 500 Index, Expires March 20, 2020 at $2,550.00		(300)	(88,626,600) USD	(693,000)
S&P 500 Index, Expires June 19, 2020 at $2,825.00		(27)	(7,976,394) USD	(323,865)
S&P 500 Index, Expires September 18, 2020 at $3,200.00		(250)	(73,855,500) USD	(7,822,500)
SPX Volatility Index, Expires March 18, 2020 at $16.00		(18,000)	(72,198,000) USD	(360,000)
SPX Volatility Index, Expires March 18, 2020 at $22.00		(5,000)	(20,055,000) USD	(775,000)
SPX Volatility Index, Expires June 17, 2020 at $14.00		(435)	(1,744,785) USD	(20,662)
SPX Volatility Index, Expires July 22, 2020 at $15.00		(843)	(3,381,273) USD	(63,225)
Total Put Options Written (Premiums received $94,494,207)				(146,566,017)
	Counterparty		Notional / Vega Notional
Over the Counter Options Written (-0.7%)
EUR Call / INR Knock-In Put, Expires January 7, 2022 at 82.00 INR (a)	MS	-	(15,000,000) EUR	(1,317,700)
EUR Call / USD Put Binary, Expires May 26, 2021 at 1.2 EUR	CS	-	(3,000,000) EUR	(454,653)
SPX Index Knock-In Put, Expires March 20, 2020 at $2,950.00 (b)	SG	(300)	(88,626,600) USD	(857,469)
SX5E Dividend Points Index Call, Expires December 16, 2022 at 115.00 pts.	SG	(100,000)	(10,830,000) EUR	(422,812)
SX5E Dividend Points Index Put, Expires December 16, 2022 at 90.00 pts.	SG	(100,000)	(10,830,000) EUR	(279,299)
USD / TRY Volatility Swap Put, 13.85% Strike, Expires August 11, 2020	DB	-	(125,000) USD	(152,074)
USD Call / RUB Put, Expires July 22, 2020 at 62.00 RUB (c)	CITI	-	(25,000,000) USD	(2,369,700)
XAG / USD Call, Expires August 6, 2020 at $23.00 (d)	CITI	-	(1,500,000) ounces	(83,728)
Total Over the Counter Options Written (Premiums received $8,280,407)				(5,937,435)

TOTAL WRITTEN OPTIONS (Premiums received $121,081,636)				$(177,121,557)

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

Counterparty abbreviations: CS - Credit Suisse, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, XAG - Silver

(a) Option includes a knock-in barrier at the EUR/INR exchange rate of 90.00. The option can be exercised only if the echange rate falls below 90 before maturity.

(b) Option includes a knock-in barrier at the S&P 500 Index price of $2,550.00. The option can be excercised only if the S&P 500 Index falls below $2,550.00 before maturity.

(c) Option includes up and in barrier at the USD/RUB exchange rate of 65.00. If exchange rate increases above the barrier, the option becomes worthless.

(d) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

			Value & Unrealized
FUTURES CONTRACT (0.0%)			Appreciation /
	Contracts	Notional ($)	(Depreciation)
S&P 500 E-mini Futures Mar 2020	(11)	(1,623,105)	(34,844)

TOTAL FUTURES CONTRACT			$(34,844)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (a)	Rate Paid /(Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Premium Paid / (Received)	Up Front Unrealized Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$19,000,000	$(101,403)	$375,023	$(476,426)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	(144,153)	(55,048)	(89,105)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(67,481)	(21,687)	(45,794)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(313,037)	$298,288	$(611,325)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% June 20, 2023 S KOREA − Republic of Korea 7.125% September 20, 2020

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity (a)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional		Unrealized Gain / (Loss)
BAML	MLBX4SX6 (b)	1.40%	Monthly	3/13/2020	38,245,750	USD	$-
BAML	MLBX4SX6 (b)	1.40%	Monthly	5/1/2020	23,138,679	USD	-
BAML	MLBX4SX6 (b)	1.40%	Monthly	6/17/2020	20,339,090	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	3/13/2020	24,407,526	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	3/20/2020	22,188,660	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	5/1/2020	22,266,320	USD	-
SG	SGI CODA LSX 5x Index (b)	-	At Maturity	8/10/2020	75,000,000	USD	(927,848)
SG	SGI W US Gravity Index	0.50%	Monthly	8/24/2020	45,000,000	USD	(15,781,926)

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$(16,709,774)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, SG - Societe Generale

(a) The following tables provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

MLBX4SX6, MLBX5HC1 - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX5HC1

Underlying Instrument	Quantity	Value	% of Total Basket Value ^	Underlying Instrument	Quantity	Value	% of Total Basket Value ^
Natural Gas Futures Sep 2020	1,556	$ 30,031,271	4.6%	Natural Gas Futures Sep 2020	1,260	$ 24,315,241	4.4%
LME Copper Futures Jun 2020	208	29,386,495	4.5%	Natural Gas Futures Jul 2020	(1,281)	(24,077,602)	4.4%
Natural Gas Futures May 2020	(1,697)	(29,353,129)	4.5%	Copper Futures Jul 2020	(373)	(23,738,681)	4.3%
LME Copper Futures May 2020	(208)	(29,296,468)	4.5%	Copper Futures Sep 2020	372	23,724,700	4.3%
WTI Crude Futures Jun 2020	586	26,448,744	4.0%	WTI Crude Futures Sep 2020	498	22,643,626	4.1%
WTI Crude Futures May 2020	(587)	(26,363,161)	4.0%	WTI Crude Futures Jul 2020	(497)	(22,475,277)	4.1%
Corn Futures May 2020	(1,392)	(25,637,792)	3.9%	Corn Futures Sep 2020	1,159	21,588,548	4.0%
Corn Futures Jul 2020	1,363	25,382,046	3.9%	Corn Futures Jul 2020	(1,154)	(21,502,267)	3.9%
Soybean Futures May 2020	(548)	(24,463,540)	3.7%	Brent Crude Futures Sep 2020	404	20,145,230	3.7%
Soybean Futures Jul 2020	533	24,025,159	3.7%	Brent Crude Futures May 2020	(405)	(20,095,680)	3.7%
Brent Crude Futures Jul 2020	474	23,523,596	3.6%	Soybean Futures Nov 2020	441	20,028,253	3.7%
Brent Crude Futures May 2020	(471)	(23,403,143)	3.6%	Soybean Futures Jul 2020	(444)	(20,027,155)	3.7%
LME Pri Alum Futures May 2020	(438)	(18,557,307)	2.8%	LME Pri Alum Futures Jul 2020	(364)	(15,519,508)	2.9%
LME Pri Alum Futures Jun 2020	436	18,519,862	2.8%	LME Pri Alum Futures Sep 2020	361	15,514,355	2.8%
Live Cattle Futures Aug 2020	399	16,319,789	2.5%	Live Cattle Futures Aug 2020	341	13,936,485	2.6%
Live Cattle Futures Apr 2020	(365)	(15,686,498)	2.4%	Live Cattle Futures Apr 2020	(314)	(13,511,365)	2.5%
Soybean Meal Futures May 2020	(502)	(15,337,398)	2.4%	Soybean Meal Futures Jul 2020	(410)	(12,704,132)	2.3%
Soybean Meal Futures Jul 2020	486	15,082,705	2.3%	Soybean Meal Futures Dec 2020	402	12,613,890	2.3%
Sugar #11 (World) Oct 2020	913	14,441,944	2.2%	Sugar #11 (World) Oct 2020	767	12,137,453	2.2%
Sugar #11 (World) May 2020	(902)	(14,287,755)	2.2%	Sugar #11 (World) Jul 2020	(767)	(12,079,504)	2.2%
LME Zinc Futures Jun 2020	269	13,605,836	2.1%	Wheat Futures (CBT) Sep 2020	439	11,699,848	2.1%
LME Zinc Futures May 2020	(268)	(13,521,480)	2.1%	Wheat Futures (CBT) Jul 2020	(444)	(11,673,888)	2.1%
Wheat Futures(CBT) Dec 2020	497	13,494,637	2.1%	LME Zinc Futures Sep 2020	229	11,608,038	2.1%
Wheat Futures(CBT) May 2020	(507)	(13,320,673)	2.0%	LME Zinc Futures Jul 2020	(229)	(11,587,613)	2.1%
Coffee 'C' Futures May 2020	(271)	(11,322,824)	1.7%	Soybean Oil Futures Dec 2020	516	9,256,032	1.7%
Coffee 'C' Futures Sep 2020	261	11,244,975	1.7%	Soybean Oil Futures Jul 2020	(528)	(9,192,064)	1.7%
LME Nickel Futures Jun 2020	151	11,119,873	1.7%	Coffee 'C' Futures Jul 2020	(215)	(9,128,896)	1.7%
LME Nickel Futures May 2020	(151)	(11,106,233)	1.7%	Coffee 'C' Futures Sep 2020	211	9,107,241	1.7%
Soybean Oil Futures May 2020	(638)	(10,981,623)	1.7%	LME Nickel Futures Sep 2020	121	8,937,696	1.6%
Soybean Oil Futures Aug 2020	625	10,948,498	1.7%	LME Nickel Futures Jul 2020	(121)	(8,936,249)	1.6%
Gasoline RBOB Futures May 2020	(142)	(8,832,037)	1.4%	Low Sulphur Gasoil Sep 2020	163	7,306,060	1.3%
Low Sulfur Gasoil Futures Jun 2020	194	8,546,492	1.3%	Low Sulphur Gasoil Jul 2020	(164)	(7,253,638)	1.3%
Low Sulfur Gasoil Futures May 2020	(193)	(8,487,304)	1.3%	Gasoline RBOB Futures Sep 2020	111	6,640,742	1.2%
Gasoline RBOB Futures Jun 2020	129	7,948,704	1.2%	Gasoline RBOB Futures Jul 2020	(108)	(6,594,246)	1.2%
Lean Hogs Futures Aug 2020	237	7,411,126	1.1%	Lean Hogs Futures Apr 2020	(257)	(6,404,990)	1.2%
Lean Hogs Futures Apr 2020	(295)	(7,340,702)	1.1%	Lean Hogs Futures Aug 2020	201	6,271,258	1.2%
NY Harbor ULSD Futures May 2020	(114)	(7,027,882)	1.1%	NY Harbor ULSD Futures Sep 2020	93	5,890,246	1.1%
NY Harbor ULSD Futures Jun 2020	114	7,024,771	1.1%	NY Harbor ULSD Futures Jul 2020	(94)	(5,850,229)	1.1%
KC HRW Wheat Futures May 2020	(287)	(6,507,053)	1.0%	KC HRW Wheat Futures Sep 2020	236	5,538,195	1.0%
KC HRW Wheat Futures Dec 2020	268	6,473,376	1.0%	KC HRW Wheat Futures Jul 2020	(240)	(5,518,290)	1.0%
Cotton No.2 Futures May 2020	(196)	(6,027,458)	0.9%	Cotton No.2 Futures Dec 2020	166	5,180,636	1.0%
Cotton No.2 Futures Jul 2020	192	5,977,208	0.9%	Cotton No.2 Futures Jul 2020	(165)	(5,150,700)	0.9%
				Brent Crude Futures Jul 2020	2	117,823	0.0%
		$ 95,647	100.0%	Lean Hogs Futures Jun 2020	3	93,254	0.0%
				Lean Hogs Futures Jul 2020	1	37,883	0.0%
				Live Cattle Futures Jun 2020	1	34,494	0.0%
^ Presented as percentage of absolute value.
						$ 1,345,253	100.0%

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

Swap Reference Entity:	IND1LX5X

IND1LX5X Index tracks the performance of a dynamic basket of commodity futures.

				% of Total
Underlying Instrument	Quantity		Value	Basket Value ^
Copper Futures Sep 2020	(722)		$(46,053,387)	17.7%
Soybean Futures Nov 2020	866		39,307,479	15.1%
Soybean Futures Jul 2020	(866)		(39,016,454)	15.0%
Copper Futures Jul 2020	578		36,762,205	14.1%
Coffee 'C' Futures Jul 2020	(428)		(18,188,435)	7.0%
Coffee 'C' Futures May 2020	428		17,882,782	6.9%
Soybean Oil Futures Jul 2020	(1,008)		(17,562,106)	6.7%
Soybean Oil Futures May 2020	1,008		17,343,904	6.7%
Copper Futures May 2020	144		9,174,298	3.5%
Wheat Futures (CBT) Jul 2020	160		4,217,638	1.6%
Wheat Futures (CBT) May 2020	(160)		(4,208,215)	1.6%
KC HRW Wheat Futures Jul 2020	181		4,174,271	1.6%
KC HRW Wheat Fuures May 2020	(181)		(4,111,075)	1.6%
WTI Crude Futures Nov 2020	(9)		(423,700)	0.2%
WTI Crude Futures Sep 2020	9		421,186	0.2%
Brent Crude Futures Nov 2020	(7)		(373,127)	0.1%
Brent Crude Futures Jul 2020	7		368,949	0.1%
LME Zinc Futures May 2020	(4)		(213,558)	0.1%
LME Zinc Futures Jul 2020	3		170,927	0.1%
LME Nickel Futures Sep 2020	(2)		(141,465)	0.1%
LME Nickel Futures May 2020	1		105,244	0.0%
LME Zinc Futures Nov 2020	1		43,049	0.0%
LME Nickel Futures Nov 2020	0	*	35,511	0.0%
Corn Futures Sep 2020	(0	)*	(1,157)	0.0%
Live Cattle Futures Jun 2020	(0	)*	(659)	0.0%
Sugar #11 (World) May 2020	(0	)*	(641)	0.0%
Lean Hogs Futures Oct 2020	(0	)*	(353)	0.0%
Gasoline RBOB Futures Nov 2020	(0	)*	(342)	0.0%
NY Harbor ULSD Futures May 2020	(0	)*	(314)	0.0%
Cotton No.2 Futures May 2020	(0	)*	(269)	0.0%
LME Pri Alum Futures May 2020	(0	)*	(8)	0.0%
Soybean Meal Futures Jul 2020	(0	)*	(7)	0.0%
Low Sulphur Gasoil Futures May 2020	(0	)*	(4)	0.0%

			$(287,833)	100.0%

Swap Reference Entity:	SGI W US Gravity Index

SGI W US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
S&P 500 Futures Mar 2020	325	$240,111,945	100.0%

^ Presented as percentage of absolute value.

* Amount held in basket is less than one contract.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

CORRELATION SWAP CONTRACTS ^

Counterparty	Underlying Positions (a)	Correlation Strike	Effective Date	Termination Date	Vega Notional	Unrealized Gain / (Loss)
BNPP	SX5E & EUR/USD FX	-16.00%	1/15/2020	12/17/2021	50,000 EUR	$342,770
CITI	SX5E & EUR/GBP FX	-30.00%	1/8/2019	12/17/2021	25,000 EUR	693,539
CITI	SX5E & EUR/KRW FX	-48.00%	1/2/2019	12/18/2020	50,000 EUR	1,518,119
CITI	SX5E & EUR/USD FX	-22.00%	2/28/2019	12/16/2022	50,000 EUR	1,329,140
CITI	SPX & USSW10 FX	32.00%	11/15/2019	12/18/2020	75,000 USD	927,567
CITI	USD/KRW FX & EUR/KRW FX	76.00%	2/3/2020	8/3/2020	(50,000) USD	776,199
CS	SX5E & EUR/USD FX	-15.00%	1/10/2020	12/17/2021	25,000 USD	78,862
CS	SX5E & EUR/USD FX	-17.00%	6/5/2019	12/16/2022	25,000 USD	598,132
CS	SX5E & EUR/USD FX	-20.00%	1/22/2019	12/18/2020	25,000 USD	630,041
DB	SX5E & EUR/USD FX	-20.00%	10/2/2018	12/18/2020	25,000 EUR	334,488
DB	SX5E & EUR/USD FX	-21.00%	2/28/2019	12/17/2021	25,000 USD	505,377
DB	SX5E & EUR/USD FX	-21.00%	3/1/2019	12/17/2021	25,000 USD	504,935
DB	SX5E & EUR/USD FX	-21.50%	10/30/2018	12/18/2020	25,000 USD	422,447
DB	USD/KRW FX & EUR/KRW FX	61.00%	1/8/2019	7/7/2020	(30,000) USD	5,724
MS	EUR/KRW FX & USD/KRW FX	59.50%	5/9/2019	5/11/2020	(100,000) USD	52,415
MS	SX5E & SPX	76.50%	1/18/2019	12/17/2021	(50,000) USD	576,293
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	688,046
MS	SX5E & EUR/USD FX	-21.50%	3/4/2019	12/16/2022	44,500 EUR	1,208,213
MS	USD/KRW FX & EUR/KRW FX	59.00%	9/6/2018	9/8/2020	(105,000) USD	422,716
MS	USD/KRW FX & EUR/KRW FX	61.75%	7/12/2018	7/14/2020	(95,000) USD	1,035,566
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	1,763,896

TOTAL OF CORRELATION SWAP CONTRACTS						$14,414,485

DISPERSION SWAP CONTRACTS ^

Counterparty	Reference Entity (b)		Effective Date	Termination Date	Vega Notional	Unrealized Gain / (Loss)
BAML	SX7E Custom Basket		9/18/2019	12/18/2020	300,000 EUR	$2,445,077
BAML	SPX Custom Basket		12/10/2019	6/18/2021	200,000 EUR	1,788,853
BAML	SPX Custom Basket		1/24/2020	6/18/2021	400,000 EUR	2,393,796
UBS	SPX / SX5E & ASX200 Custom Basket		12/5/2019	12/18/2020	225,000 USD	1,179,484

TOTAL OF DISPERSION SWAP CONTRACTS						$7,807,210

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank,
MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: ASX 200 - Australian Securities Exchange, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index,
USSW10 - Standard Fixed-vs-floating (3M Libor) US Dollar Swaps with 10-Year Maturity

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

Bank of America Merrill Lynch SX7E Custom Basket
Effective date: September 18, 2019 Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional

Euro Stoxx Banks Index	27.70%	(300,000)	EUR
STOXX 600 Automobiles & Parts (Price) Index	24.50	30,000	EUR
Banco Bilbao Vizcaya Argenta	28.10	30,000	EUR
Banco Santander SA	29.27	30,000	EUR
BNP Paribas SA	26.61	30,000	EUR
UniCredit SpA	35.23	30,000	EUR
ING Groep NV	28.60	30,000	EUR
ABN AMRO Bank NV - CVA	26.89	30,000	EUR
Societe Generale SA	30.96	30,000	EUR
Deutsche Bank AG - Registered	38.65	30,000	EUR
Credit Agricole SA	28.17	30,000	EUR

Bank of America Merrill Lynch SPX Custom Basket
Effective date: December 10, 2019 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional

SPX Index	19.70%	(200,000)	EUR
Sanofi	22.08	11,112	EUR
TOTAL S.A.	20.99	11,112	EUR
Royal Dutch Shell plc	20.08	11,112	EUR
Eni SpA	20.29	11,112	EUR
Enel SpA	22.36	11,112	EUR
Anheuser-Busch InBev SA/NV	24.38	11,112	EUR
Aktiebolaget Volvo	26.52	117,093	SEK
Credit Agricole S.A.	27.18	11,112	EUR
SSAB AB - A Shares	31.83	117,093	SEK
Danone SA	18.59	11,112	EUR
Air Liquide SA	19.64	11,112	EUR
Compagnie de Saint-Gobain	26.58	11,112	EUR
Telecom Italia SpA	28.15	11,112	EUR
adidas AG	27.33	11,112	EUR
Volkswagen AG	27.13	11,112	EUR
Straumann Holding AG	23.89	12,146	CHF
Georg Fischer AG	23.00	12,146	CHF
UBS Group AG	24.81	12,146	CHF

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

Bank of America Merrill Lynch SPX Custom Basket
Effective date: January 24, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional

SPX Index	17.80%	(400,000)	EUR
Natixis SA	25.60	17,000	EUR
Gazprom PJSC	28.70	8,816	USD
Air Liquide SA	19.94	17,000	EUR
RWE AG	27.64	16,000	EUR
E.ON SE	21.34	15,000	EUR
Intesa Sanpaolo SpA	27.81	8,000	EUR
Eni SpA	18.94	15,000	EUR
Barclays plc	26.38	14,348	GBP
Rio Tinto plc	27.97	13,504	GBP
AXA SA	19.93	17,000	EUR
Sanofi	20.64	17,000	EUR
Total SA	19.62	17,000	EUR
Air France	39.87	17,000	EUR
Accor SA	23.73	17,000	EUR
Engie SA	22.70	14,000	EUR
Royal Dutch Shell plc	18.50	11,000	EUR
Unilever NV	18.43	17,000	EUR
Cie Financiere Richemont SA	24.73	18,207	CHF
LafargeHolcim Ltd.	22.26	16,065	CHF
Geberit AG	19.22	18,207	CHF
Sika AG	24.96	12,852	CHF
Roche Holding AG	18.36	18,207	CHF
GlaxoSmithKline plc	19.79	14,348	GBP
Deutsche Telekom AG	17.91	16,000	EUR
Mediobanca Banca di Credito Finanziario SpA	23.30	17,000	EUR
Fresenius SE & Co KGaA	25.02	16,000	EUR

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

UBS SPX / SX5E & ASX200 Custom Basket
Effective date: December 5, 2019 (EUR) and December 6, 2019 (AUD) Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from UBS is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional

SPX Index	19.25%	(225,000)	USD
Air Liquide SA	20.25	5,335	EUR
Schneider Electric SE	24.95	5,335	EUR
Deutsche Boerse AG	22.34	5,335	EUR
Iberdrola SA	17.94	5,335	EUR
Siemens AG	23.08	5,335	EUR
CRH plc	23.63	5,335	EUR
Sanofi	23.45	5,335	EUR
Volkswagen AG	28.72	5,335	EUR
Fresenius SE & Co KGaA	26.94	5,335	EUR
Total SA	21.32	5,335	EUR
BNP Paribas SA	26.40	5,335	EUR
Telefonica SA	21.64	5,335	EUR
adidas AG	29.00	5,335	EUR
Engie SA	21.64	5,335	EUR
Orange SA	19.76	5,335	EUR
L'Oreal SA	23.35	5,335	EUR
SAP SE	24.86	5,335	EUR
Anheuser-Busch InBev SA	24.42	5,335	EUR
Danone SA	19.12	5,335	EUR
Koninklijke Philips NV	24.49	5,335	EUR
Commonwealth Bank of Australia	17.94	8,668	AUD
CSL Ltd.	23.09	8,668	AUD
BHP Group Ltd.	23.95	8,668	AUD
Westpac Banking Corp.	18.73	8,668	AUD
Woolworths Group Ltd.	18.44	8,668	AUD
Wesfarmers Ltd.	19.11	8,668	AUD
Telstra Corp. Ltd.	21.59	8,668	AUD
Transurban Group	18.81	8,668	AUD
Rio Tinto Ltd.	24.18	8,668	AUD
Woodside Petroleum Ltd.	21.82	8,668	AUD
Newcrest Mining Ltd.	29.27	8,668	AUD
Sydney Airport	20.85	8,668	AUD
Coles Group Ltd.	21.55	8,668	AUD
ASX Ltd.	20.19	8,668	AUD
Amcor plc	20.00	8,668	AUD
James Hardie Industries plc	25.66	8,668	AUD
Boral Ltd.	27.41	8,668	AUD
Bank of Queensland Ltd.	22.10	8,668	AUD

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Variance (9,615) (a) ^	21.65%	2/17/2017	12/11/2020	56,375,000 JPY	$260,298
BAML	RTY Variance	18.75%	1/13/2020	8/21/2020	(311,000) USD	(2,461,373)
BAML	RTY Variance	20.00%	1/7/2020	9/18/2020	(340,000) USD	(1,822,688)
BAML	RTY Variance	22.40%	12/18/2020	12/17/2021	250,000 USD	1,081,380
BAML	RTY Variance	22.75%	12/18/2020	12/17/2021	150,000 USD	110,738
BAML	RTY Volatility	19.00%	6/6/2019	12/18/2020	200,000 USD	837,547
BAML	RTY Volatility	20.00%	9/10/2019	6/19/2020	350,000 USD	3,281,993
BAML	SPX / SPX Up Variance Spread (b) ^	21.00% and 18.05%	1/15/2019	12/18/2020	500,000 USD	2,143,058
BAML	SPX Up Variance (3,496.50) (a) ^	10.40%	2/5/2020	12/18/2020	200,000 USD	98,504
BAML	SPX Variance	15.35%	12/23/2019	3/20/2020	(300,000) USD	(2,376,705)
BAML	SPX Variance	19.40%	1/2/2020	12/17/2021	(250,000) USD	(667,593)
BAML	SPX Variance	20.90%	2/17/2017	12/18/2020	(500,000) USD	1,735,215
BAML	SX5E Up / SX5E Variance Spread (c) ^	17.25% and 21.75%	1/15/2019	12/18/2020	262,000 EUR	2,122,946
BAML	SX5E Up Variance (3,850.00) (a) ^	9.75%	1/14/2020	6/19/2020	250,000 EUR	342,912
BAML	SX5E Variance	19.95%	6/19/2020	6/18/2021	200,000 EUR	3,868,525
BAML	SX5E Variance	20.63%	3/15/2019	12/17/2021	350,000 EUR	85,399
BAML	SX7E Variance	23.30%	1/13/2020	6/19/2020	(250,000) EUR	(3,104,858)
CITI	BRL / JPY Concave Volatility	11.25%	2/18/2021	2/17/2022	25,000,000 JPY	730,977
CITI	BRL / JPY Concave Volatility	11.30%	2/17/2021	2/17/2022	25,000,000 JPY	714,105
CITI	GBP / USD Concave Volatility	6.95%	6/11/2020	12/10/2020	150,000 USD	84,886
CITI	GBP / USD Concave Volatility	8.95%	10/4/2019	10/6/2020	350,000 USD	(184,573)
CITI	HSCEI / SPX Variance Spread (d) ^	22.50% and 19.50%	5/30/2019	6/29/2020	400,000 USD	536,611
CITI	HSCEI Corridor Variance (7,392 / 11,616) (e) ^	20.00%	1/29/2020	12/30/2020	250,000 USD	1,545,870
CITI	NKY Corridor Variance (16,348.08 / 25,689.84) KO 25,689.84 (e) (f) ^	18.40%	12/6/2019	12/11/2020	200,000 USD	1,378,446
CITI	KOSPI Corridor Variance (197.533 / 310.409) KO 324.5185 (e) (f) ^	17.85%	11/25/2019	6/10/2021	250,000 USD	1,757,407
CITI	KOSPI / SPX Variance Spread (g) ^	18.00% and 21.25%	5/22/2019	6/10/2021	250,000 USD	306,824
CITI	RTY Variance	16.90%	1/24/2020	4/17/2020	(100,000) USD	(1,574,384)
CITI	SPLV10UT Variance	10.90%	11/22/2019	5/22/2020	(300,000) USD	(916,975)
CITI	SPX Corridor Variance (HSCEI 7,392 / 11,616) (e) ^	17.20%	1/29/2020	12/30/2020	(250,000) USD	(1,857,831)
CITI	SPX Corridor Variance (NKY 16,348.08 / 25,689.84) KO 25,689.84 (e) (f') ^	19.35%	12/6/2019	12/11/2020	(200,000) USD	(654,377)
CITI	SPX Corridor Variance (KOSPI 197.533 / 310.4090) KO 324.5185 (e) (f') ^	20.20%	11/25/2019	6/10/2021	(250,000) USD	(215,059)
CITI	SX5E Down Variance (3,998.67) (h) ^	16.95%	1/17/2020	12/18/2020	200,000 EUR	3,512,517
CITI	SX5E Up Variance (1,948.11) (a) ^	16.65%	5/29/2019	12/17/2021	350,000 EUR	2,098,760
CITI	SX5E Up Variance (1,575.38) (a) ^	17.40%	2/7/2019	12/17/2021	400,000 EUR	2,244,857
CITI	SX5E Variance	16.00%	1/17/2020	12/18/2020	(200,000) EUR	(1,641,809)
CITI	SX5E Variance	17.50%	2/7/2019	12/17/2021	(400,000) EUR	(35,514)
CITI	USD / CNH Volatility	4.70%	1/24/2020	7/30/2020	400,000 USD	343,815
CITI	XAU Variance	16.75%	2/24/2021	2/24/2022	(250,000) USD	(295,370)
CS	NDX Variance	19.10%	2/11/2020	4/17/2020	(100,000) USD	(2,349,242)
CS	RTY Up Variance (797.559) (a) ^	20.50%	12/17/2021	12/15/2023	250,000 USD	1,268,980
CS	RTY Up Variance (812.55) (a) ^	20.35%	12/17/2021	12/15/2023	200,000 USD	1,049,080
CS	RTY Variance	17.85%	1/17/2020	6/19/2020	(300,000) USD	(1,326,904)
CS	RTY Variance	19.30%	1/30/2020	4/17/2020	(100,000) USD	(949,022)
CS	SPX Corridor Variance (2,080.93 / 3,121.39) (e) ^	20.60%	9/10/2019	6/19/2020	(350,000) USD	1,032,598
CS	SPX Variance	21.25%	12/17/2021	12/15/2023	(200,000) USD	(108,533)
CS	SPX Variance	21.55%	12/17/2021	12/15/2023	(250,000) USD	286,508
CS	SX5E Up Variance (3,849.97) (a) ^	9.70%	1/14/2020	6/19/2020	250,000 EUR	348,490
CS	USD / CHF Volatility	6.15%	7/9/2019	7/9/2020	125,000 USD	(56,238)
DB	BRL / JPY Concave Volatility	11.35%	2/10/2021	2/9/2022	70,000,000 JPY	849,733
DB	BRL / JPY Concave Volatility	11.35%	2/12/2021	2/16/2022	20,000,000 JPY	571,969
DB	EFA Variance	18.40%	3/15/2019	12/17/2021	600,000 USD	6,733,505
DB	EFA Variance	18.40%	3/18/2019	12/17/2021	300,000 USD	3,366,752
DB	GBP / USD Concave Volatility	7.25%	10/9/2019	10/9/2020	325,000 USD	527
DB	GBP / USD Volatility	6.175%	2/5/2020	3/5/2020	250,000 USD	464,947
DB	GBP / USD Volatility	7.74%	1/31/2020	2/2/2022	350,000 USD	439,612
DB	GBP / USD Volatility	10.85%	2/14/2019	2/17/2021	(250,000) USD	866,075
DB	HSCEI / SPX Variance Spread (i) ^	20.00% and 22.90%	6/28/2018	12/30/2020	150,000 USD	89,634
DB	HSCEI Up Variance (7,846.23) (a) ^	22.40%	6/25/2018	6/29/2020	250,000 USD	40,491
DB	KOSPI Variance	18.60%	12/12/2019	12/10/2020	500,000 USD	4,676,658
DB	KOSPI / SPX Variance Spread (j) ^	16.90% and 19.70%	10/19/2018	12/10/2020	250,000 USD	756,499
DB	KOSPI / SPX Variance Spread (k) ^	17.75% and 21.95%	12/18/2018	12/10/2020	250,000 USD	1,320,219
DB	MXWO Variance	17.30%	3/15/2019	12/17/2021	(600,000) USD	5,632,540
DB	MXWO Variance	17.30%	3/18/2019	12/17/2021	(300,000) USD	2,892,631
DB	NOK / SEK Volatility	6.75%	2/14/2019	2/17/2021	2,126,500 NOK	(117,308)
DB	NKY Up Variance (14,760.61) (a) ^	18.35%	6/26/2019	12/11/2020	53,750,000 JPY	4,670,012
DB	NKY Corridor Variance (14,903.17 / 23,419.26) (e) ^	19.80%	3/13/2019	12/11/2020	33,600,000 JPY	989,875
DB	SPX Corridor Variance (2,039.65 / 3,059.47 ) (e) ^	19.50%	6/26/2019	12/18/2020	(500,000) USD	1,291,207
DB	USD / JPY Leveraged Volatility (l)	7.05%	8/13/2019	8/14/2023	250,000 USD	940,148
DB	USD / JPY Leveraged Volatility (m)	7.30%	7/24/2019	1/25/2022	500,000 USD	1,437,019
MS	DAX Corridor Variance (9,247.70 / 14,532.10) (e) ^	18.30%	11/14/2019	12/18/2020	250,000 USD	1,235,902
MS	GBP / JPY vs. GBP / USD Volatility Spread (n)	10.25% and 8.85%	5/21/2019	5/21/2020	500,000 GBP	412,391
MS	GBP / USD Volatility	6.225%	2/5/2020	3/5/2020	250,000 USD	448,768
MS	GBP / USD Volatility	7.79%	1/31/2020	2/2/2022	400,000 USD	473,866

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
MS	GBP / USD Volatility (o)	9.10%	7/23/2019	7/23/2020	(450,000) GBP	$369,024
MS	HSCEI Corridor Variance (7,410.20 / 11,644.60) (e) ^	20.80%	1/30/2020	12/17/2021	200,000 USD	548,365
MS	NDX Up Variance (6,000) (a) ^	19.10%	7/11/2019	6/19/2020	550,000 USD	6,113,199
MS	NDX Variance	17.75%	1/24/2020	3/20/2020	(100,000) USD	(2,426,879)
MS	RTY Volatility	18.83%	6/6/2019	12/18/2020	(400,000) USD	1,693,251
MS	SPX Corridor Variance (DAX 9,247.70 / 14,532.10) (e) ^	19.00%	11/14/2019	12/18/2020	(250,000) USD	(711,606)
MS	SPX Corridor Variance (HSCEI 7,410.20 / 11,644.60) (e) ^	18.25%	1/30/2020	12/17/2021	(200,000) USD	(627,160)
MS	SPX Corridor Variance (SX5E 2,582.069 / 4,057.537) (e) ^	19.10%	12/11/2019	12/17/2021	(250,000) USD	40,247
MS	SX5E / SPX Variance (p) ^	18.21%	2/14/2019	12/18/2020	400,000 USD	(109,973)
MS	SX5E / SPX Variance Spread (q) ^	20.55% and 22.20%	6/1/2018	12/18/2020	450,000 USD	1,472,163
MS	SX5E Up Variance (1,567.45) (a) ^	17.05%	10/26/2018	12/17/2021	300,000 EUR	2,080,349
MS	SX5E Up Variance (1,667.50) (a) ^	18.00%	3/27/2019	12/16/2022	250,000 EUR	1,519,837
MS	SX5E Up Variance (2,016.90) (a) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	847,012
MS	SX5E Corridor Variance (2,333.80 / 3,667.40) (e) ^	17.00%	5/14/2019	12/16/2022	400,000 USD	2,644,244
MS	SX5E Corridor Variance (2,582.069 / 4,057.537) (e) ^	17.64%	12/11/2019	12/17/2021	250,000 USD	2,982,641
MS	SX5E Volatility	17.75%	10/26/2018	12/17/2021	(300,000) EUR	(156,182)
MS	SX5E Volatility	18.55%	3/27/2019	12/16/2022	(250,000) EUR	390,003
MS	USD / CAD Volatility	4.975%	11/19/2019	5/19/2020	1,000,000 USD	174,323
MS	USD / JPY Leveraged Volatility (r)	6.50%	9/19/2019	9/21/2021	500,000 USD	519,511
MS	USD / JPY Leveraged Volatility (s)	6.55%	4/5/2019	4/7/2020	550,000 USD	1,069,902
MS	USD / JPY Volatility	7.275%	1/30/2020	12/16/2022	400,000 USD	526,396
SG	HSCEI Variance	22.80%	9/11/2019	12/30/2020	(2,352,000) HKD	1,137,519
SG	KOSPI / SPX Corridor Variance Spread (t) ^	15.90% and 18.05%	10/10/2018	12/18/2020	250,000 USD	722,279
SG	KOSPI Volatility	15.20%	2/17/2020	6/11/2020	117,415,500 KRW	4,355,420
SG	KOSPI Volatility	19.35%	10/31/2018	12/10/2020	456,000,000 KRW	3,329,479
SG	NDX Variance	19.80%	2/18/2020	6/19/2020	(150,000) USD	(1,720,984)
SG	NKY / SPX Corridor Variance Spread (u) ^	17.70%	8/1/2019	12/11/2020	350,000 USD	1,086,402
SG	NKY Corridor Variance (16,840 / 26,464) KO 26,464 (e) (f) ^	16.70%	1/21/2020	12/9/2022	11,000,000 JPY	394,441
SG	NKY Corridor Variance (16,225/ 25,496) KO 25,496 (e) (f) ^	16.70%	1/30/2020	12/9/2022	27,500,000 JPY	632,849
SG	NKY Up Variance (14,776) (a) ^	18.30%	6/26/2019	12/11/2020	53,750,000 JPY	4,730,527
SG	NKY Corridor Variance (14,965 / 23,516) (e) ^	17.55%	7/19/2019	12/11/2020	250,000 USD	387,332
SG	RTY Variance	16.90%	1/24/2020	4/17/2020	(100,000) USD	(1,574,383)
SG	RTY Volatility	19.80%	9/10/2019	6/19/2020	300,000 USD	2,904,806
SG	SPLV5UT Up Variance (267.650) (a) ^	5.45%	1/16/2020	1/15/2021	(150,000) USD	(361,240)
SG	SPLV5UT Up Variance (272.858) (a) ^	5.45%	1/29/2020	1/29/2021	(125,000) USD	(312,975)
SG	SPX Variance KO 3,445.268 (f) ^	20.60%	2/6/2020	6/18/2021	(150,000) USD	(486,927)
SG	SPX Variance	16.875%	2/18/2020	9/18/2020	(140,000) USD	(1,404,299)
SG	SPX Variance	17.75%	2/4/2020	12/18/2020	(550,000) USD	(1,801,684)
SG	SPX Variance	18.85%	1/10/2020	12/17/2021	(500,000) USD	(1,715,214)
SG	SPXD5UN Up Variance (2,649.465) (a) ^	5.45%	1/29/2020	1/29/2021	(125,000) USD	(88,836)
SG	SX5E Up Variance (1,620.625) (a) ^	18.50%	2/15/2019	12/17/2021	250,000 EUR	1,173,415
SG	SX5E Corridor Variance (2,985.82 / 4,478.74) (e) ^	15.05%	2/4/2020	12/18/2020	500,000 EUR	5,569,636
SG	SX5E Corridor Variance (2,631.48 / 4,135.18) (e) ^	16.80%	1/7/2020	12/18/2020	350,000 EUR	2,951,409
SG	SX5E Corridor Variance (2,652.66 / 4,168.47) (e) ^	16.85%	1/10/2020	12/17/2021	450,000 EUR	1,689,200
SG	SX5E Variance	23.95%	4/7/2017	12/18/2020	(325,000) EUR	2,253,486
SG	SX5E Volatility	18.60%	2/15/2019	12/17/2021	(250,000) EUR	39,622
SG	UKX Corridor Variance (5,957.50 / 8,936.26) (e) ^	13.65%	2/10/2020	12/18/2020	200,000 GBP	1,398,864
UBS	EEM Variance	20.80%	12/19/2019	12/18/2020	(250,000) USD	(1,628,970)
UBS	HSCEI Corridor Variance (8,765 / 13,148) (e) ^	19.00%	2/17/2020	12/30/2020	1,165,080 HKD	1,125,447
UBS	RTY Up Variance (1,051.03) (a) ^	21.20%	10/7/2019	12/18/2020	300,000 USD	1,048,917
UBS	RTY Corridor Variance (5,861.05 / 8,791.57) (e) ^	14.10%	2/3/2020	6/18/2021	150,000 GBP	686,207
UBS	RTY Variance	19.30%	1/30/2020	4/17/2020	(100,000) USD	(949,022)
UBS	RTY Volatility	20.10%	11/1/2019	12/18/2020	400,000 USD	2,234,112
UBS	SPX Variance	24.15%	3/20/2020	4/17/2020	(350,000) USD	(789,134)
UBS	SPX Variance	19.20%	11/1/2019	12/18/2020	(400,000) USD	(1,279,025)
UBS	SPX Corridor Variance (2,052.40 / 3,078.60) (e) ^	19.75%	6/26/2019	12/18/2020	(550,000) USD	1,537,645
UBS	SPX Corridor Variance (RTY 1,051.03 / 1,606.57) (e) ^	21.60%	10/7/2019	12/18/2020	(300,000) USD	330,305
UBS	SPX Corridor Variance (1,979.18 / 2,968.77) (e) ^	20.00%	5/28/2019	12/18/2020	(150,000) USD	204,686
UBS	SPX Corridor Variance (2,061.22 / 3,091.83) (e) ^	22.80%	107/2019	12/18/2020	350,000 USD	425,461
UBS	USD / CNH Leveraged Volatility (v)	4.40%	12/20/2019	6/22/2020	400,000 USD	145,035

TOTAL OF VARIANCE SWAP CONTRACTS						$100,434,345

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: DAX - German Stock Index, EFA - iShares MSCI EAFE ETF, EEM - iShares MSCI Emerging Markets ETF, HSCEI - Hang Seng China Enterprises Index,
KOSPI - KOSPI 200 Index, MXWO - Invesco MSCI World UCITS ETF, NDX - NASDAQ 100 Stock Index, NKY - Nikkei 225 Index,
RTY - Russell 2000 Index, SPLV10UT - S&P 500 Low Volatility Daily Risk Control 10% Index, SPLV5UT - S&P 500 Low Volatility Daily Risk Control 5% Index,
SPXD5UN - S&P 500 Dividend Aristocrats Daily Risk Control 5% Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index,
SX7E - Euro Stoxx Banks Index, UKX - Financial Times Stock Exchange 100 Index, XAU - Gold

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

* Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

# If two strikes listed, first strike is for long leg and second rate is short leg of agreement.

The accompanying notes are an integral part of these financial statements.
Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

(a) Up barrier/conditional swaps. Change in underlying referenced security only included when values are above referenced value.

(b) Spread trade consists of a long variance leg and a short variance leg. The short leg is a variance swap with daily change in the SPX Index only included if the daily closing value is higher than 1,818.

(c) Spread trade consists of a long variance leg and a short variance leg. The long leg is a variance swap with daily change in the SX5E Index only included if the daily closing value is higher than 2,143.

(d) Spread trade consists of a long variance leg and short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,315.063 and 11,495.099. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the HSCEI Index is between 7,315.063 and 11,495.099.

(e) Corridor swaps. Change in underlying referenced security only included when values between referenced values. Barrier index is included if it differs from the underlying.

(f) Position includes a knock-out (KO) term at level indicated. If the closing level of the underlying Index is above the knock-out level, the swap automatically terminates.

(g) Spread trade consists of a long variance leg and short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 59.99 and 266.65. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 159.99 and 266.65.

(h) Down barrier/conditional swaps. Change in underlying referenced security only included when values are below referenced value.

(i) Spread trade consists of a long variance leg and short variance leg. The long leg is a corridor variance swap with changes in the HSCEI Index only included if closing level is between 7,607.91 and 11,955.29. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the HSCEI Index is between 7,607.91 and 11,955.29.

(j) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 195.041 and 306.493. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 195.041 and 306.493.

(k) Spread trade consists of a long variance leg and a short variance leg. The long leg is a corridor variance swap with changes in the KOSPI Index only included if closing level is between 185.85 and 292.05.

(l) Position includes leverage and volatility cap. If final realized volatility is less than 7.05%, notional doubles to $500,000 and realized volatility is capped at 11.5%.

(m) Position includes leverage and knock out terms. If final realized volatility is less than 7.3%, notional doubles to $1,000,000. If final realized volatility is greater than 7.3 but less than 12.3, notional is $1,500,000. If final realized volatility is greater than 12.3, contract becomes worthless.

(n) Spread trade - Long GBP / JPY volatility leg and short GBP / USD volatility leg.

(o) Volatility capped at 14%.

(p) The Geometric Variance Swap is long variance on the SPX Index and SX5E Index and short variance on a geometric basket of these two indices.

(q) Spread trade consists of a long variance leg and short variance leg. The long leg is a corridor variance swap with changes in the SX5E Index only included if current and prior close is between 2,072.12 and 3,453.54. The short leg is corridor variance swap with changes in the SPX Index only included if current and prior close of the SX5E Index is between 2,072.12 and 3,453.54.

(r) Position includes leverage and volatility cap. If final realized volatility is less than 6.50%, notional doubles to $1,000,000 and realized volatility is capped at 12.50%.

(s) Trade includes leverage. If final realized volatility is less than 8.55%, notional doubles to $1,100,000.

(t) Spread trade consists of a long variance and short variance leg. The long leg is a  corridor variance swap with changes in the KOSPI Index only included if closing level is between 201 and 316. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the KOSPI Index is between 201 and 316.

(u) Spread trade consists of a long variance and short variance leg. The long leg is a corrdior variance swap with changes in the NKY Index only included if closing level is between 15,040 and 23,634. The short leg is a corridor variance swap with changes in the SPX Index only included if the closing level of the NKY Index is between 15,040 and 23,634.

(v) Trade includes leverage. If final realized volatility is less than 4.44%, notional doubles to $6,000,000.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2020 (Unaudited)

## Consolidated Allocation of Portfolio Holdings by Absolute Market Value *

Correlation, Dispersion, and Variance Swap Contracts, 13.29%
Futures Contracts, 0.00%
Credit Default Swap Contracts, 0.03%
Short-Term Investments, 38.62%
Written Options, 19.18%
Exchange Traded Funds, 4.26%
Security Sold Short, 0.59%
Common Stocks, 4.05%
Purchased Options, 18.17%
Total Return Swaps, 1.81%

* As a percent of total investments.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Statement of Assets and Liabilities
February 29, 2020 (Unaudited)

ASSETS

Investments, at value (cost $560,077,615)	$600,901,998
Foreign currency, at value (cost $1,644,196)	1,677,327
Cash collateral for derivative instruments	303,336,830
Deposits with brokers for securities sold short	330,944
Deposits with brokers for futures	3,965,183
Premiums paid for swaps	375,023
Unrealized appreciation on correlation swap contracts	14,414,485
Unrealized appreciation on dispersion swap contracts	7,807,210
Unrealized appreciation on variance swap contracts	141,295,194
Receivables:
Investment interest receivable	469,825
Receivable for investments and derivatives sold	209,570,924
Receivable for Fund shares sold	22,164,885
Prepaid expenses	44,756
Total Assets	1,306,354,584

LIABILITIES
Securities sold short, at value (proceeds $3,705,479)	5,427,039
Written options, at value (premiums received $121,081,636)	177,121,557
Premiums received from swap contracts	76,735
Unrealized depreciation on credit default swap contracts	611,325
Unrealized depreciation on total return swap contracts	16,709,774
Unrealized depreciation on variance swap contracts	40,860,849
Payables:
Payable for investments and derivatives purchased	220,073,465
Payable for Fund shares redeemed	5,344,190
Due to Investment Adviser	1,122,994
Distribution fees - Investor Shares (see Note 4)	11,416
Accrued expenses and other liabilities	306,184
Total Liabilities	467,665,528

NET ASSETS	$838,689,056

COMPONENTS OF NET ASSETS
Paid-in capital	$793,070,980
Total accumulated income	45,618,076

Net Assets	$838,689,056

Investor Class:
Net assets applicable to shares outstanding	$25,668,735
Shares outstanding (unlimited shares authorized with $0.01 par value)	2,178,520
Net asset value, offering and redemption price* per share	$11.78

Institutional Class:
Net assets applicable to shares outstanding	$813,020,321
Shares outstanding (unlimited shares authorized with $0.01 par value)	68,221,049
Net asset value, offering and redemption price* per share	$11.92

*	Redemption price per share of Investor Shares or Institutional Shares is NAV reduced by 1.00% if shares are held for 60 days or less

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Statement of Operations
For the Six Months Ended February 29, 2020 (Unaudited)

INVESTMENT INCOME
Interest income	$3,008,130
Dividend income (Net of foreign tax of $4,510)	583,461
Total Investment Income	3,591,591

EXPENSES
Management fees	6,347,284
Interest expense	431,693
Shareholder servicing fees	267,218
Administration fees	266,480
Dividend expense	255,654
Expense recouped by the Adviser (see Note 3)	108,617
Transfer agent fees	92,648
Audit fees	49,924
Registration fees	49,071
Custody fees	37,375
Distribution fees (see Note 4)	33,130
Printing expense	25,878
Legal fees	19,300
Compliance fees	8,075
Trustees fees	4,883
Other expenses	9,938
Total expenses	8,007,168
Less: Expense waived by the Adviser (Note 3)	(5,983)
Net Expense	8,001,185

Net Investment Loss	(4,409,594)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	67,041,625
Securities sold short	(1,285,104)
Written options	(91,867,667)
Forward currency contracts	(1,784,189)
Futures contracts	(6,784,786)
Swap contracts	24,401,215
Foreign currency transactions	19,477
Net realized loss	(10,259,429)
Change in unrealized appreciation/depreciation on:
Investments	41,988,586
Securities sold short	(2,198,176)
Written options	(55,961,142)
Forward currency contracts	1,101,022
Futures contracts	16,112
Swap contracts	32,012,136
Foreign currency transactions	41,091
Net change in appreciation/depreciation	16,999,629

Net realized and unrealized gain (loss) on investments, securities sold short, written options, orward currency, futures and swap contracts, and foreign currency transactions	6,740,200

Net Increase in Net Assets from Operations	$2,330,606

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
FROM OPERATIONS

Net investment loss	$(4,409,594)	$(3,648,403)
Net realized loss on investments, securities sold short, written options,
forward currency, futures, and swap contracts, and foreign currency transactions	(10,259,429)	(26,763,267)
Net change in unrealized appreciation/depreciation on investments, securities sold short, written options, forward currency, futures, and swap contracts, and
forward currency transactions	16,999,629	47,080,998
Net increase in net assets resulting from operations	2,330,606	16,669,328

DISTRIBUTIONS TO SHAREHOLDERS

Investor shares	-	(352,854)
Institutional shares	-	(5,253,746)
Decrease in net assets from distributions	-	(5,606,600)

CAPITAL TRANSACTIONS

Proceeds from shares sold
Investor shares	5,288,413	17,700,558
Institutional shares	254,373,007	496,967,651

Proceeds from reinvestment of distributions
Investor shares	-	336,449
Institutional shares	-	4,481,001

Cost of units redeemed *
Investor shares	(8,011,751)	(15,709,819)
Institutional shares	(103,020,755)	(129,598,525)
Net increase in net assets from capital transactions	148,628,914	374,177,315

Net increase in net assets	150,959,520	385,240,043

NET ASSETS

Beginning of period	687,729,536	302,489,493
End of period	$838,689,056	$687,729,536

CAPITAL SHARE TRANSACTIONS

Investor Shares
Shares sold	446,701	168,642
Shares issued on reinvestment of distributions	-	26,329
Shares redeemed	(678,518)	(38,330)

Net increase (decrease) in shares outstanding	(231,817)	156,641

Institutional Shares
Shares sold	21,287,801	1,671,929
Shares issued on reinvestment of distributions	-	1,659,853
Shares redeemed	(8,631,363)	(1,385,294)

Net increase in shares outstanding	12,656,438	1,946,488

* Net of redemption fees.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund

Consolidated Statement of Cash Flows

For the Six Months Ended February 29, 2020 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES

Net increase in net assets from operations	$2,330,606

Adjustments to reconcile increase in net assets resulting
from operations to net cash provided by operating activities:

Purchases of investment securities	(426,845,182)
Exercise of purchased options	(20,322,260)
Proceeds from disposition of investment securities	421,091,877
Proceeds from securities sold short	93,082,624
Purchases to cover securities sold short	(91,553,978)
Premiums from written options	230,285,530
Assignment of written options	(17,290,286)
Purchases to cover written options	(197,026,328)
Net cash received on swap contracts	16,665,658
Sale of short term investment securities, net	(33,647,224)
Decrease in deposits at brokers for derivative transactions	15,903,637
Decrease in investment interest receivable	84,486
Decrease in prepaid expenses	659
Increase in due to Investment Adviser	152,887
Decrease in accrued distribution fees	(1,039)
Decrease in accrued expenses and other liabilities	(4,117)
Unrealized appreciation from investments	(15,841,404)
Net realized loss from investments	1,709,931

Net cash provided by operating activities	(21,223,923)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from shares sold	240,740,170
Payment for shared redeemed	(105,811,084)

Net cash provided by financing activities	134,929,086

Net change in cash	113,705,163

Effect of exchange rate changes on cash	41,091

CASH AND RESTRICTED CASH:

Beginning of period	191,267,903

End of period	305,014,157

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Financial Highlights

Investor Shares
For a share outstanding throughout each period presented

	Six Months Ended February 29, 2020 (Unaudited)		Year ended August 31, 2019		Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Period September 30, 2014* to August 31, 2015
Net asset value, beginning of period	$11.75		$11.54		$10.37	$9.86	$10.11	$10.00

Income (loss) from investment operations:
Net investment Income (loss) (1)	(0.08)		(0.11)		(0.18)	(0.23)	(0.22)	(0.21)
Net realized and unrealized gain (loss) on investments	0.11		0.51		1.35	0.96	0.16	0.46
Total from investment operations	0.03		0.40		1.17	0.73	(0.06)	0.25

Less distributions:
From net investment income	-		-		-	(0.22)	-	-
From net realized gain on investments	-		(0.19)		-	-	(0.19)	(0.14)
Total distributions	-		(0.19)		-	(0.22)	(0.19)	(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	-

Net asset value, end of period	$11.78		$11.75		$11.54	$10.37	$9.86	$10.11

Total return (3)	0.26	%(4)	3.48	% (2)	11.28%	7.56%	-0.59%	2.62	% (4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,669		$28,328		$25,588	$15,658	$9,189	$185

Ratio of expenses to average net assets
Before fees waived by the Adviser (6)	2.44	%(5)	2.44%		2.58%	2.78%	2.66%	2.76%	(5)
After fees waived by the Adviser (6)	2.39	%(5)	2.35%		2.40%	2.61%	2.43%	2.38%	(5)

Ratio of net investment loss to average net assets
Before fees waived by the Adviser (7)	-1.47	%(5)	-1.03%		-1.80%	-2.38%	-2.49%	-2.71	%(5)
After fees waived by the Adviser (7)	-1.42	%(5)	-0.95%		-1.62%	-2.22%	-2.25%	-2.33	%(5)

Portfolio turnover rate (8)	25	%(4)	100%		8%	65%	62%	195	%(4)

*	Commencement of operations

(1)	Per share amounts are calculated using average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Performance reported does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

(4)	Not annualized.

(5)	Annualized.

(6)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015,  August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and February 29, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.63%, 2.43%, 2.37%, 2.39%, 2.28% and 2.25%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.25%, 2.20%, 2.20%, 2.20%, 2.20%, and 2.20%, respectively.

(7)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and February 29, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.58%, -2.26%, -1.97%, -1.60%, -0.89%, and -1.28%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -2.20%, -2.02%, -1.81%, -1.42%, -0.81% and -1.23%, respectively.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Consolidated Financial Highlights

Institutional Shares
For a share outstanding throughout each period presented

	Six Months Ended February 29, 2020 (Unaudited)		Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Period September 30, 2014* to August 31, 2015
Net asset value, beginning of period	$11.87		$11.62	$10.42	$9.90	$10.14	$10.00

Income (loss) from investment operations:
Net investment Income (loss) (1)	(0.07)		(0.09)	(0.15)	(0.20)	(0.20)	(0.19)
Net realized and unrealized gain (loss) on investments	0.12		0.53	1.35	0.96	0.15	0.47
Total from investment operations	0.05		0.44	1.20	0.76	(0.05)	0.28

Less distributions:
From net investment income	-		-	-	(0.24)	-	-
From net realized gain on investments	-		(0.19)	-	-	(0.19)	(0.14)
Total distributions	-		(0.19)	-	(0.24)	(0.19)	(0.14)

Redemption fee proceeds (1)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	-

Net asset value, end of period	$11.92		$11.87	$11.62	$10.42	$9.90	$10.14

Total return	0.42	% (3)	3.81%	11.52%	7.88%	-0.48%	2.93	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$813,020		$659,402	$276,901	$147,449	$132,462	$60,328

Ratio of expenses to average net assets
Before fees waived by the Adviser (5)	2.13	%(4)	2.13%	2.25%	2.42%	2.30%	2.49	%(4)
After fees waived by the Adviser (5)	2.13	%(4)	2.13%	2.15%	2.34%	2.14%	2.17	%(4)

Ratio of net investment loss to average net assets
Before fees waived by the Adviser (6)	-1.17	%(4)	-0.73%	-1.46%	-2.02%	-2.13%	-2.45	%(4)
After fees waived by the Adviser (6)	-1.17	%(4)	-0.73%	-1.36%	-1.95%	-1.97%	-2.13	%(4)

Portfolio turnover rate (7)	25	%(3)	100%	8%	65%	62%	195	%(3)

* Commencement of operations

(1)	Per share amounts are calculated using average shares method.

(2) Amount represents less than $0.01 per share.

(3)			Not annualized.

(4)			Annualized.

(5)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015,  August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and February 29, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.34%, 2.10%, 2.03%, 2.05%, 1.95% and 1.95%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.02%, 1.95%, 1.95%, 1.95%, 1.95%, and 1.95% , respectively.

(6)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015, August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and February 29, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.30%, -1.94%, -1.63%, -1.26%, -0.55%, and -0.99%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -1.98%, -1.79%, -1.56%, -1.16%, -0.55% and -0.99%, respectively.

(7)			Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Infinity Q Capital Management LLC (the “Adviser”) serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund’s objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on September 30, 2014. The Fund currently offers two share classes, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At February 29, 2020, the Fund’s investment in the Subsidiary represented approximately 4.37% of the Fund’s net assets.

The results of the operations of the Subsidiary were as follows:

Net investment gain	$122,939
Net realized gain	10,026,611
Net change in unrealized appreciation (depreciation)	(983,070)
Net increase in net assets resulting from Operations	$9,166,480

The Consolidated Financial Statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

At February 29, 2020, the investments held in the Subsidiary were swap contracts, for which the absolute notional amount was $225,586,025, purchased and written options, for which the fair value was $217,558, and a money market investment as included in the Consolidated Schedule of Investments. At February 29, 2020, the unrealized losses in the Subsidiary totaled $(1,110,290). The Subsidiary holds cash and cash equivalents as collateral on the swap and futures contracts.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Fund uses a pricing service to model price the variance swap trades. The pricing service uses quotes from brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of February 29, 2020:
	Quoted Prices (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$37,358,647		$-	$-	$37,358,647
Exchange Traded Funds	39,327,582		-	-	39,327,582
Purchased Options	-		167,038,598	676,300	167,714,898
Short-Term Investments	356,500,871		-	-	356,500,871
Total Assets	433,187,100		167,038,598	676,300	600,749,924

Liabilities
Securities Sold Short	(5,427,039)		-	-	(5,427,039)
	$427,760,061		$167,038,598	$676,300	$595,474,959

	Quoted Prices (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-		$(177,121,557)	$-	$(177,121,557)
Futures Contracts	(34,844)		-	-	(34,844)
Credit Default Swaps	-		(611,325)	-	(611,325)
Total Return Swap Contracts	-		(16,709,774)	-	(16,709,774)
Correlation Swap Contracts	-		-	14,414,485	14,414,485
Dispersion Swap Contracts	-		-	7,807,210	7,807,210
Variance Swap Contracts	-		29,075,253	71,359,092	100,434,345
Total	$(34,844	) -	$(165,367,403)	$93,580,787	$(71,821,460)

* Other financial instruments are derivative instruments, including swap contracts, futures contracts and written options. Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
	Purchased Options*	Other Financial Instruments
Balance at August 31, 2019	$580,775	$51,396,797
Purchased	367,500	-
Sale Proceeds	(498,081)	(7,255,413)
Realized Gain (Loss)	(1,356,919)	7,255,413
Change in unrealized Appreciation (depreciation)	1,583,025	42,183,990
Balance at February 29, 2020	$676,300	$93,580,787
Change in unrealized appreciation (depreciation) for Level 3 instruments held at February 29, 2020	$308,800	$62,597,881

*Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

(c) Derivatives

The Fund utilizes derivatives in its investment strategies. The Fund’s primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro. The Fund implements these strategies by investing either directly in, or through swaps and options on, a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended February 29, 2020 was related to the use of swap contracts, purchased and written options, option agreements, and futures contracts.

Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund also makes investments in other swaps, including variance, dispersion, and correlation swaps. These swaps have strike prices for the underlying volatility or correlation of an index, basket, or foreign exchange rate, and the Fund realizes a gain or loss based on the realized value during the observation period relative to the strike price for the respective swap type.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection.  The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund.  The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, an auction process is used to determine the “recovery value” of the contract.  The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract.  If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based.  Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses. As of February 29, 2020, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable price change in the underlying position. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended February 29, 2020. The Fund had outstanding purchased and written option contracts as listed on the Consolidated Schedule of Investments as of February 29, 2020.

Forward and Futures Contracts – The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into futures contracts during the period ended February 29, 2020. The Fund had outstanding futures contracts outstanding as listed on the Consolidated Schedule of Investments as of February 29, 2020 with the cumulative appreciation (depreciation) of each position presented. Price movements for futures contracts are settled with the brokers daily and included in Deposits at brokers for futures on the Consolidated Statement of Assets & Liabilities.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 29, 2020:

Consolidated Statement of Assets and Liabilities Location

Assets
Purchased Options *	Unrealized Appreciation on Correlation Swaps	Unrealized Appreciation on Dispersion Swaps	Unrealized Appreciation on Variance Swaps
Commodity	$301,286	$-	$-	$-
Currency	8,152,990	-	-	-
Equity	140,592,841	-	-	-
Volatility	18,667,781	14,414,485	7,807,210	141,295,194
Total	$167,714,898	$14,414,485 14,414,485	$7,807,210	$141,295,194

		Liabilities

Written Options	Unrealized Depreciation on Futures	Unrealized Depreciation on Credit Default Swaps	Unrealized Depreciation on Total Return Swaps
Commodity	$(83,728)	$-	$-	$(927,848)
Credit	-	-	(611,325)	-
Currency	(4,142,053)	-	-	-
Equity	(158,578,294)	(34,844)	-	(15,781,926)
Interest	(1,199,916)	-	-	-
Volatility	(13,117,566)	-	-	-
Total	$(177,121,557)	$(34,844)	$(611,325)	$(16,709,774)

Unrealized Depreciation on Variance Swaps
Volatility Contracts	$(40,860,849)
Total	(40,860,849)

* Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

The following tables set forth the Fund’s realized and unrealized gain / (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended February 29, 2020:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Purchased Options*	Swap Contracts	Written Options	Currency Contracts	Futures Contracts	Total
Commodity	$(2,609,346)	$11,613,888	$543,676	$-	$(949,300)	$8,598,918
Credit	-	(298,640)	-	-	-	(298,640)
Currency	(5,777,694)	-	136,146	(1,784,189)	(506,326)	(7,932,063)
Equity	78,186,361	(1,372,741)	(98,681,557)	-	(5,243,678)	(27,111,615)
Interest	856,188	-	2,797,801	-	(163,940)	3,490,049
Volatility	(6,300,272)	14,458,708	3,336,267	-	78,458	11,573,161
Total	$64,355,237	$24,401,215	$(91,867,667)	$(1,784,189)	$(6,784,786)	$(11,680,190)

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Purchased Options*	Swap Contracts	Written Options	Currency Contracts	Futures Contracts	Total
Commodity	$(308,714)	$(821,428)	$1,109,422	$-	$20,800	$80
Credit	-	157,483	-	-	-	157,483
Currency	2,054,343	-	(411,191)	1,101,022	30,156	2,774,330
Equity	35,510,229	(15,844,827)	(46,611,619)	-	(34,844)	(26,981,061)
Interest	302,500	-	(1,546,231)	-	-	(1,243,731)
Volatility	13,975,645	48,520,908	(8,501,523)	-	-	53,995,030
Total	$51,534,003	$32,012,136	$(55,961,142)	$1,101,022	$16,112	$28,702,131

* Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

The following table shows the average volume of derivative exposure for the Fund during the period ended February 29, 2020:

Derivative Type	Unit of Measure	Average Volume
Swap contracts	Notional Amount	$324,731,188
Purchased options	Notional Amount	$8,141,975,363
Written options	Notional Amount	$6,343,669,863
Forward currency contracts	Notional Amount	$145,000,000
Futures	Notional Amount	$18,973,194

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Certain of the Fund’s Master Netting Arrangements establish provisions, including minimum levels of net assets in the Fund or Subsidiary, limits regarding the decline in net assets over specific time periods, or failure to deliver required payments or collateral, that allow the counterparty to terminate any derivative contracts under the respective agreement and request immediate payment or pay any amounts due the Fund.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

As of February 29, 2020, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:

Purchased Options*
BNP Paribas	$676,300	$-	$676,300	$-	$-	$676,300
Citigroup	2,373,010	-	2,373,010	(2,373,010)	-	-
Credit Suisse	654,259	-	654,259	(454,653)	-	199,606
Deutsche Bank	2,541,281	-	2,541,281	(152,074)	-	2,389,207
Morgan Stanley	3,960,466	-	3,960,466	(1,317,700)	-	2,642,766
Societe Generale	1,322,530	-	1,322,530	(1,322,530)	-	-
UBS	4,211,320	-	4,211,320	-	-	4,211,320
			15,739,166
Correlation Swaps
BNP Paribas	342,770	-	342,770	-	-	342,770
Citigroup	5,244,564	-	5,244,564	-	-	5,244,564
Credit Suisse	1,307,035	-	1,307,035	(804,283)	-	502,752
Deutsche Bank	1,772,971	-	1,772,971	-	-	1,772,971
Morgan Stanley	3,983,249	-	3,983,249	-	-	3,983,249
Societe Generale	1,763,896	-	1,763,896	-	-	1,763,896
			14,414,485
Dispersion Swaps
Bank of America Merrill Lynch	6,627,726	-	6,627,726	-	-	6,627,726
UBS	1,179,484	-	1,179,484	-	-	1,179,484
			7,807,210
Variance Swaps
Bank of America Merrill Lynch	15,968,515	-	15,968,515	(10,909,643)	-	5,058,872
Citigroup	15,255,075	-	15,255,075	(7,456,310)	-	7,798,765
Credit Suisse	3,985,656	-	3,985,656	(3,985,656)	-	-
Deutsche Bank	38,030,053	-	38,030,053	(117,308)	-	37,912,745
Morgan Stanley	25,561,394	-	25,561,394	(4,166,699)	-	21,394,695
Societe Generale	34,756,686	-	34,756,686	(26,413,366)	-	8,343,320
UBS	7,737,815	-	7,737,815	(4,646,151)	-	3,091,664
			141,295,194
	$179,256,055	$-	$179,256,055	$(64,119,383)	$-	$115,136,672
(1)	Any over-collateralization of total financial instruments or cash is not shown.
*     Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Liabilities:
Credit Default Swaps
Bank of America Merrill Lynch	$(476,426)	$-	$(476,426)	$476,426	$-	$-
Morgan Stanley	(134,899)	-	(134,899)	134,899	-	-
			(611,325)
Total Return Swaps
Societe Generale	(16,709,774)	-	(16,709,774)	16,709,774	-	-
			(16,709,774)
Written Options
Citigroup	(2,453,428)	-	(2,453,428)	2,453,428	-	-
Credit Suisse	(454,653)	-	(454,653)	454,653	-	-
Deutsche Bank	(152,074)	-	(152,074)	152,074	-	-
Morgan Stanley	(1,317,700)	-	(1,317,700)	1,317,700	-	-
Societe Generale	(1,559,580)	-	(1,559,580)	1,559,580	-	-
			(5,937,435)
Variance Swaps
Bank of America Merrill Lynch	(10,433,217)	-	(10,433,217)	10,433,217	-	-
Citi	(7,375,892)	-	(7,375,892)	7,375,892	-	-
Credit Suisse	(4,789,939)	-	(4,789,939)	4,789,939	-	-
Deutsche Bank	(117,308)	-	(117,308)	117,308	-	-
Morgan Stanley	(4,031,800)	-	(4,031,800)	4,031,800	-	-
Societe Generale	(9,466,542)	-	(9,466,542)	9,466,542	-	-
UBS	(4,646,151)	-	(4,646,151)	4,646,151	-	-
			(40,860,849)
	$(64,119,383)	$-	$(64,119,383)	$64,119,383	$-	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

(d) Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 29, 2020, the Fund did not have a liability for any unrecognized tax benefits. As of February 29, 2020, the tax years ended August 31, 2017, August 31, 2018 and August 31, 2019 are subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Table of Contents - Semi-Annual Certified Shareholder Report

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the specific identification method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(i) Restricted Cash

At February 29, 2020, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On February 29, 2020, the Fund had pledged the following amounts as collateral for open currency contracts, swap contracts, and written options:

Counterparty	Amount Pledged
Barclays	$2,640,000
Bank of America Merrill Lynch	30,562,440
BNP Paribas	730,000
Citigroup	36,452,871
Credit Suisse	19,262,500
Deutsche Bank	15,490,000
Morgan Stanley	37,930,000
Societe Generale	39,942,896
UBS	120,326,123
Restricted cash	303,336,830

Foreign cash	1,677,327
Total restricted and foreign cash shown in the Consolidated Statement of Cash Flows	$305,014,157

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.20% and 1.95% of average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively (the “Expense Caps”). The Expense Caps will remain in effect through at least December 31, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower. The Adviser has recaptured $108,617 of previously waived expenses in the Institutional Class as economies of scale were realized during the period ended February 29, 2020.

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Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

At February 29, 2020, the amounts available for recoupment by the Adviser by year are as follows:

Expiration	Investor Class	Institutional Class	Total
August 31, 2020	$11,986	$-	$11,986
August 31, 2021	35,322	180,796	216,118
August 31, 2022	21,563	36,815	58,378
February 29, 2020	5,983	-	5,983
	$74,854	$217,611	$292,465

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of Fund Services, acts as the Fund’s distributor and principal underwriter (See Note 9). The Fund incurred the following expenses with Fund Services for the period ended February 29, 2020:

Administration	$266,480
Transfer Agency	92,648
Custody	37,375
Compliance	8,075

At February 29, 2020, the Fund had payables due to Fund Services as follows:

Administration	$91,087
Transfer Agency	30,261
Custody	12,260
Compliance	3,012

The Independent Trustees were paid $4,883 for their services and reimbursement of travel expenses during the period ended February 29, 2020. No compensation is paid to the Interested Trustee or officers of the Trust.

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Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Investor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Investor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares’ average daily net assets. The Fund paid $33,130 in distribution fees for the period ended February 29, 2020.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.
Quasar acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Adviser out of the fees received under the Plan and may be paid out of the Adviser’s own resources.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of February 29, 2020, Charles Schwab & Company, Inc. held approximately 57% and 30%, in aggregate for the benefit of others, of the outstanding Investor Class and Institutional Class shares of the Fund, respectively.

Note 6 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, options, and other short-term investments) for the Fund for the period ended February 29, 2020, were $196,697,385 and $209,749,690, respectively.

Note 7 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the period ended February 29, 2020 and the year ended August 31, 2019 were as follows:

	Period Ended February 29, 2020	Year Ended August 31, 2019
Distributions Paid From:
Ordinary Income	$-	$1,302,059
Long-Term Capital Gains	-	4,304,541
Total Distributions Paid	$-	$5,606,600

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Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

As of August 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:
	Investments	Securities Sold Short	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax Cost of Investments	$424,408,831	$(3,979,539)	$(842,303)	$248,695	$ -	$ (30,156)	$ (628,412)	$419,177,116
Unrealized Appreciation	8,027,958	492,647	1,816,595	-	-	-	84,228,943	94,566,143
Unrealized Depreciation	(10,396,621)	(16,031)	(1,053,072)	(7,960)	(1,101,022)	(20,800)	(10,277,726)	(22,873,232)
Net Unrealized Appreciation (Depreciation)	(2,368,663)	476,616	763,523	(7,960)	(1,101,022)	(20,800)	73,951,217	71,692,911
Other Accumulated Gain/(Loss)	(28,405,442)	-	-	-	-	-	-	(28,405,442)
Total Accumulated Gain/(Loss)	(30,774,105)	476,616	763,523	(7,960)	(1,101,022)	(20,800)	73,951,217	43,287,469

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to holdings in derivative investments and the investment in the Subsidiary. These classifications have no effect on net assets or net asset value per share. For the year ended August 31, 2019, the following table shows the reclassifications made:

Total Accumulated Earnings (Loss)	Paid in Capital
$ 3,814,256	$ (3,814,256)

At August 31, 2019, the Fund had a short-term capital loss carryforward of $28,405,442, which reduced the Fund’s taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code, and thus reduced the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At August 31, 2019, the Fund did not defer on a tax basis, any post-October or late-year losses.

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Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2020 (Unaudited)

Note 8 – Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Portfolio - Class I (“Fidelity”). The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-ended management investment company. Fidelity invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fidelity also invests more than 25% of its total assets in the financial services industries. The financial statements of Fidelity, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of February 29, 2020, approximately 40% of the Fund’s net assets were invested in Fidelity.

Note 9 – Subsequent Events

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund's investments.

Note 10 – New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted certain portions of the disclosure changes, and management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

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General Information

Infinity Q Diversified Alpha Fund
February 29, 2020 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund files its complete portfolio schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31,2020). The Fund’s Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended August 31, 2019, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and are eligible for taxation at capital gains rates.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Infinity Q Diversified Alpha Fund                              0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2019 was as follows:

Infinity Q Diversified Alpha Fund                              0.00%

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Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Infinity Q Capital Management, LLC
888 7th Avenue, Suite 3700
New York, NY 10106

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
EisnerAmper LLP
750 Third Avenue
New York, NY 10017

Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  May 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  May 7, 2020

By /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  May 7, 2020